INVESTMENTS - Summary of Investment Securities by Estimated Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Held-to-Maturity Amortized Cost
Amortized cost	$ 131,687	$ 142,862
Held-to-Maturity Market Value
Held-to-Maturity Market Value	136,698	142,821
Available-for-Sale Amortized Cost
Amortized Cost	3,330,029	2,798,298
Available-for-Sale Market Value
Investment securities	3,424,580	2,852,084
One Year or Less
Held-to-Maturity Amortized Cost
Amortized cost	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0
Available-for-Sale Amortized Cost
Amortized Cost	5,745
Available-for-Sale Market Value
Investment securities	5,802
After One Year Through Five Years
Held-to-Maturity Amortized Cost
Amortized cost	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0
Available-for-Sale Amortized Cost
Amortized Cost	62,930
Available-for-Sale Market Value
Investment securities	64,886
After Five Years Through Ten Years
Held-to-Maturity Amortized Cost
Amortized cost	36,084
Held-to-Maturity Market Value
Held-to-Maturity Market Value	37,205
Available-for-Sale Amortized Cost
Amortized Cost	161,307
Available-for-Sale Market Value
Investment securities	169,692
After Ten Years
Held-to-Maturity Amortized Cost
Amortized cost	4,077
Held-to-Maturity Market Value
Held-to-Maturity Market Value	4,206
Available-for-Sale Amortized Cost
Amortized Cost	698,483
Available-for-Sale Market Value
Investment securities	736,089
Mortgage-backed securities-residential
Held-to-Maturity Amortized Cost
Amortized cost	13,990	20,818
Held-to-Maturity Market Value
Held-to-Maturity Market Value	14,187	20,766
Available-for-Sale Amortized Cost
Amortized Cost	704,482
Available-for-Sale Market Value
Investment securities	720,183	431,555
Mortgage-backed securities-commercial
Held-to-Maturity Amortized Cost
Amortized cost	71,737	101,267
Held-to-Maturity Market Value
Held-to-Maturity Market Value	75,222	100,613
Available-for-Sale Amortized Cost
Amortized Cost	584,125
Available-for-Sale Market Value
Investment securities	590,936	476,518
Collateralized mortgage obligations
Held-to-Maturity Amortized Cost
Amortized cost	5,799	9,763
Held-to-Maturity Market Value
Held-to-Maturity Market Value	5,878	9,655
Available-for-Sale Amortized Cost
Amortized Cost	634,418
Available-for-Sale Market Value
Investment securities	655,121	785,444
Asset-backed Securities
Held-to-Maturity Amortized Cost
Amortized cost	0	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0	0
Available-for-Sale Amortized Cost
Amortized Cost	478,539
Available-for-Sale Market Value
Investment securities	$ 481,871	$ 400,431